Fair Value Of Assets And Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) (USD $)																			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Capital Markets [Member]	Dec. 31, 2011 Capital Markets [Member]	Dec. 31, 2012 Fair Value Inputs Level3 [Member]		Dec. 31, 2011 Fair Value Inputs Level3 [Member]		Dec. 31, 2010 Fair Value Inputs Level3 [Member]		Dec. 31, 2012 Fair Value Inputs Level3 [Member] Capital Markets [Member]	Dec. 31, 2011 Fair Value Inputs Level3 [Member] Capital Markets [Member]	Dec. 31, 2012 Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Trading Securities [Member]		Dec. 31, 2012 Discounted Cash Flow [Member] Trading Securities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Mortgage Servicing Rights [Member]		Dec. 31, 2012 Discounted Cash Flow [Member] Mortgage Servicing Rights [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Short Term Debt [Member]		Dec. 31, 2012 Discounted Cash Flow [Member] Short Term Debt [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Discounted Cash Flow [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Real Estate Acquired By Foreclosure [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Appraisals From Comparable Properties [Member] Other Assets Tax Credit Investments [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Other Collateral Valuations [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Industry Comparables [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Six Percent To Ten Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Two Percent To Four Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Fifteen Percent To Twenty Five Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Fifty Percent To Sixty Percent Of Original Upb [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Maximum [Member]
Discounted Cash Flow [Member]
Zero Percent To Fifteen Percent Of Adjustment To Yield [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																											Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Nine Months To Eighteen Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Ten Percent To Fifty Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Maximum [Member] Appraisals From Comparable Properties [Member] Zero Percent To Ten Percent Of Appraisal [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Ten Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Maximum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																		Dec. 31, 2012 Maximum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Maximum [Member]
Other Collateral Valuations [Member]
Zero Percent To Twenty Five Percent Of Reported Value [Member]
Loans Net Of Unearned Income [Member]
Fair Value Inputs Level3 [Member]
																																																				Dec. 31, 2012 Maximum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Six Percent To Ten Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Two Percent To Four Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Fifteen Percent To Twenty Five Percent Values Utilized [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Fifty Percent To Sixty Percent Of Original Upb [Member] Loans Held For Sale [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Minimum [Member]
Discounted Cash Flow [Member]
Zero Percent To Fifteen Percent Of Adjustment To Yield [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																											Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Nine Months To Eighteen Months [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Ten Percent To Fifty Percent [Member] Derivative Financial Instruments Liabilities [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Twenty Five Percent To Thirty Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Discounted Cash Flow [Member] Twenty Percent To Twenty Five Percent Values Utilized [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]	Dec. 31, 2012 Minimum [Member] Appraisals From Comparable Properties [Member] Zero Percent To Ten Percent Of Appraisal [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Ten Percent Of Appraisal [Member]
Real Estate Acquired By Foreclosure [Member]
Fair Value Inputs Level3 [Member]

Dec. 31, 2012
Minimum [Member]
Appraisals From Comparable Properties [Member]
Zero Percent To Twenty Five Percent Of Appraisal [Member]
Other Assets Tax Credit Investments [Member]
Fair Value Inputs Level3 [Member]
																																																																		Dec. 31, 2012 Minimum [Member] Other Collateral Valuations [Member] Twenty Percent To Fifty Percent Of Gross Value [Member] Loans Net Of Unearned Income [Member] Fair Value Inputs Level3 [Member]
Dec. 31, 2012
Minimum [Member]
Other Collateral Valuations [Member]
Zero Percent To Twenty Five Percent Of Reported Value [Member]
Loans Net Of Unearned Income [Member]
Fair Value Inputs Level3 [Member]
																																																																				Dec. 31, 2012 Minimum [Member] Industry Comparables [Member] Forty Percent To Fifty Percent Discount [Member] Venture Capital Funds [Member] Fair Value Inputs Level3 [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Trading securities							$ 1,244,733,000	$ 962,112,000	$ 17,987,000						$ 5,000	$ 5,000
Total MSR recognized by FHN	114,311,000		144,069,000		207,319,000				114,311,000		144,069,000
Other short-term borrowings	11,156,000		14,833,000						11,156,000		14,833,000
Other Liabilities, Fair Value Disclosure	202,269,000		253,268,000						2,175,000		11,820,000
Loans, net of unearned income									117,064,000
Loans held-for-sale - mortgage									233,148,000
Real estate acquired by foreclosure, nonrecurring measurements	41,767,000	[1]	68,884,000	[1]	110,536,000	[1]			41,767,000	[1]	68,884,000	[1]	110,536,000	[1]
Available-for-sale Securities, Fair Value Disclosure	2,864,375,000		2,868,282,000						9,553,000		19,441,000						4,300,000
Other assets	314,949,000		389,097,000						0		0							76,501,000
Valuation Techniques																					Discounted cash flow	Discounted cash flow	Discounted cash flow			Discounted cash flow			Discounted cash flow	Discounted cash flow	Discounted cash flow	Appraisals from comparable properties	Appraisals from comparable properties	Appraisals from comparable properties	Other collateral valuations	Industry comparables
Prepayment Speed																																						10.00%																6.00%
Loss severity trends																																									60.00%																50.00%
Delinquency adjustment factor																																								25.00%																15.00%
Credit spreads																																							4.00%																2.00%
Visa covered litigation resolution amount																																					$ 5,000,000,000																$ 4,400,000,000
Probability of resolution scenarios																																												50.00%																10.00%
Time until resolution																																											1 year 6 months																9 months
Adjustment for value changes since appraisal																																															10.00%	10.00%															0.00%	0.00%
Borrowing base certificates																																																		50.00%																20.00%
Financial statements/auction values																																																			25.00%																0.00%
Adjustments to current sales yields for specific properties																																										15.00%																0.00%
Marketability adjustments for specific properties																																																	25.00%																0.00%
Fair Value Measurements Significant Assumptions																			(a)	[2]				(a)	[2]		(b)	[3]
Discount rate																																													30.00%																25.00%
Adjustment for minority interest and small business status																																																				50.00%																40.00%
Earnings capitalization rate																																														25.00%																20.00%

[1]	Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
[2]	The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
[3]	The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR.